Loss Per Share - Schedule of Antidilutive Common Stock Equivalents (Details) - Diamir Biosciences Corp [Member] - shares	3 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Stock options [Member]
Schedule of Antidilutive Common Stock Equivalents [Line Items]
Antidilutive shares	441,750	511,950
Restricted stock [Member]
Schedule of Antidilutive Common Stock Equivalents [Line Items]
Antidilutive shares	88,000	88,000
Warrants [Member]
Schedule of Antidilutive Common Stock Equivalents [Line Items]
Antidilutive shares		29,336